CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details)	0 Months Ended	12 Months Ended								0 Months Ended				0 Months Ended				12 Months Ended							0 Months Ended				12 Months Ended								0 Months Ended			12 Months Ended						0 Months Ended				12 Months Ended						0 Months Ended	12 Months Ended				0 Months Ended					12 Months Ended							0 Months Ended
	Nov. 17, 2014	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Nov. 18, 2014 USD ($)	Jun. 10, 2011 USD ($)	Apr. 30, 2008 March and April 2008 Convertible Promissory Notes USD ($)	Jul. 28, 2009 September 2008 Convertible Promissory Notes USD ($)	Sep. 02, 2010 April 2010 Convertible Promissory Notes USD ($)	Sep. 02, 2010 April 2010 Convertible Promissory Notes CNY	Apr. 30, 2010 April 2010 Convertible Promissory Notes USD ($)	Mar. 28, 2012 Warrants D	Nov. 17, 2014 Series A Shares	May 23, 2008 Series A Shares USD ($)	May 23, 2008 Series A Shares CNY	Dec. 31, 2014 Series A Shares CNY	Dec. 31, 2013 Series A Shares CNY	Dec. 31, 2012 Series A Shares CNY	Nov. 17, 2014 Series A Shares	May 31, 2013 Series A Shares	May 23, 2008 Series A Shares USD ($)	May 23, 2008 Series A Shares CNY	Jan. 27, 2010 Series B Shares USD ($)	Jan. 27, 2010 Series B Shares CNY	Jul. 28, 2009 Series B Shares USD ($)	Jul. 28, 2009 Series B Shares CNY	Dec. 31, 2014 Series B Shares CNY	Dec. 31, 2013 Series B Shares CNY	Dec. 31, 2012 Series B Shares CNY	Nov. 17, 2014 Series B Shares	Jan. 27, 2010 Series B Shares USD ($)	Jan. 27, 2010 Series B Shares CNY	Jul. 28, 2009 Series B Shares USD ($)	Jul. 28, 2009 Series B Shares CNY	Nov. 17, 2014 Series C Shares	Sep. 02, 2010 Series C Shares USD ($)	Sep. 02, 2010 Series C Shares CNY	Dec. 31, 2014 Series C Shares CNY	Dec. 31, 2013 Series C Shares CNY	Dec. 31, 2012 Series C Shares CNY	Nov. 17, 2014 Series C Shares	Sep. 02, 2010 Series C Shares USD ($)	Sep. 02, 2010 Series C Shares CNY	Sep. 02, 2010 Series C Shares Warrants C	Nov. 17, 2014 Series D Shares	Mar. 28, 2012 Series D Shares USD ($)	Mar. 28, 2012 Series D Shares CNY	Dec. 31, 2014 Series D Shares CNY	Dec. 31, 2013 Series D Shares CNY	Dec. 31, 2012 Series D Shares CNY	Nov. 17, 2014 Series D Shares	Mar. 28, 2012 Series D Shares USD ($)	Mar. 28, 2012 Series D Shares CNY	Nov. 17, 2014 Class A Shares	Dec. 31, 2014 Class A Shares CNY	Dec. 31, 2013 Class A Shares CNY	Nov. 17, 2014 Class A Shares	Oct. 09, 2013 Class A Shares 2013 Note and CB USD ($)	Nov. 17, 2014 Series E Shares	Apr. 16, 2014 Series E Shares USD ($)	Apr. 16, 2014 Series E Shares CNY	Dec. 02, 2013 Series E Shares USD ($)	Dec. 02, 2013 Series E Shares CNY	Dec. 31, 2014 Series E Shares CNY	Dec. 31, 2013 Series E Shares CNY	Nov. 17, 2014 Series E Shares	Apr. 16, 2014 Series E Shares USD ($)	Apr. 16, 2014 Series E Shares CNY	Dec. 02, 2013 Series E Shares USD ($)	Dec. 02, 2013 Series E Shares CNY	Nov. 18, 2014 Class B Common Shares	Nov. 18, 2014 Class B Common Shares	Sep. 30, 2008 Convertible Promissory Note [Member] September 2008 Convertible Promissory Notes USD ($)
Temporary Equity [Line Items]
Face value									$ 2,500,000				$ 5,000,000																																																														$ 5,000,000
Convertible redeemable preferred shares issued																							5,000,000	5,000,000						12,123,314					8,030,303	8,030,303					17,348,382			15,679,743	15,679,743						10,000,000			10,000,000	10,000,000			10,427,373		10,427,373							18,554,545		4,545,455	4,545,455	18,554,545	18,554,545
Issuance price per share																							$ 1.00	6.83									$ 2.20	15.02	$ 2.00	13.67								$ 3.11	21.18									$ 4.75	29.88														$ 5.50	33.95	$ 5.50	33.66
Aggregate cash considerations		24,874,891	154,338,750		624,546,000	298,832,000										2,500,000	17,086,003								3,700,000	25,253,055	10,000,000	68,251,500										43,598,722	297,020,653									47,500,000	298,832,000													25,000,000	154,338,750	102,050,000	624,546,000
Issuance costs																157,843	1,078,762										213,862	1,459,640										300,000	2,043,780									3,054,426	19,216,005													55,490	342,570	234,510	1,435,201
Conversion of promissory notes (in dollar)										5,000,000
Carrying value of convertible promissory note and accrued interest											5,165,278	35,188,971
Warrants issued														3,000,000																																5,452,752
Conversion price per share								$ 3.89																																																				$ 3.89
Conversion
Convertible Preferred Stock, Shares Issued upon Conversion				1	1																																																																					1
Minimum amount of gross proceeds of public offering required to convert Preferred Shares into common shares immediately prior to the consummation of a public offering of the Company?s shares							60,000,000
Amount of minimum market capitalization for a Qualified IPO required for redemption							600,000,000
Total outstanding preferred shares (in shares) converted upon initial public offering																																																																									77,999,069
Redemption
Minimum percentage of outstanding Preferred Shares requested after June 30, 2016 by the holders trigger full redemption																					51.00%											45.00%											50.00%										50.00%						51.00%									45.00%
Minimum percentage of outstanding Preferred Shares requested by the holders trigger full redemption upon the occurence of redemption events																																											50.00%										50.00%															45.00%
Redemption price, percentage of issuance price															200.00%																																100.00%
Redemption price, compounded annual rate of return (as percent)																																					15.00%										15.00%
Accrue interest rate for unpaid redemption price (as percent)																																					20.00%										20.00%									20.00%					20.00%
Liquidation
Liquidated redemption price, percentage of issuance price																																					100.00%										100.00%									100.00%					100.00%
Liquidated redemption price, compounded annual rate of return (as percent)																																					6.00%										6.00%									6.00%					6.00%
Liquidated redemption price under holder demand, percentage of issuance price																																					100.00%										100.00%														100.00%
Liquidated redemption price under holder demand, compounded annual rate of return (as percent)																																					15.00%										15.00%														15.00%
Period following the Series D issuance, the holders of of Preferred Shares are prohibited from transferring any equity securities of the Company in a private sale to any other global competitors	18 months
Transfer Restrictions
Minimum acquired percentage of total outstanding share capital of the Company, not prohibited to transfer to any other global competitor at any time after 18 months following the Series D issuance	51.00%
Issuance of shares, net of issuance cost (in shares)																																																				10,000,000														4,545,455	18,554,545
Accretion on convertible redeemable preferred shares to redemption value		$ 39,468,120	250,774,772	$ 29,083,764	191,134,918													69,598	4,008,032	9,066,909									3,451,997	35,069,326	38,553,700									75,476,317	74,328,662	63,108,024								51,479,102	65,070,473	44,324,631					22,601,694	5,563,627								97,696,064	7,094,798
Modification of Preferred Shares
Minimum optional redemption percentage requested by the holders triggers full redemption																						50.00%